LOAN RECEIVABLE (Narrative) (Details) - CAD ($) $ in Thousands	Aug. 31, 2019	Jul. 26, 2019
Loan Receivable [Line Items]
Loan receivables	$ 909
Advance payment and support agreement [Member] | Secured loan [Member]
Loan Receivable [Line Items]
Maximum advance payment in the form of a secured loan		$ 3,000
Percentages of accrued interest receivable		9.00%